Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Payable and Accrued Liabilities

	December 31, 2025	December 31, 2024
Trade payables	28,006	27,064
Accrued and other liabilities	28,741	29,211
	56,747	56,275